UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.7%
Security	Principal Amount (000's omitted)	Value
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,761,098
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.178%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,505,030
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	918,749
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,892,980
Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 11.382%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,778,970
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,760,132
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.149%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,828,016
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,874,700
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.41%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	936,912
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 12.22%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,614,874
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,707,088
Total Asset-Backed Securities (identified cost $20,411,222)		$ 18,578,549

Common Stocks — 1.3%
Security	Shares	Value
Energy — 0.4%
Ascent CNR Corp., Class A(3)(4)(5)	6,273,462	$ 1,254,692
Energy Transfer, L.P.	280,000	3,606,400
		$ 4,861,092
Environmental — 0.4%
GFL Environmental, Inc.	105,500	$ 3,829,650
		$ 3,829,650
Gaming — 0.3%
Caesars Entertainment, Inc.(4)	60,000	$ 2,717,400
Security	Shares	Value
Gaming (continued)
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 2,717,400
Leisure — 0.0%(6)
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 359,856
		$ 359,856
Technology — 0.0%(6)
Riverbed Technology, Inc.(4)(7)	35,977	$ 18,079
		$ 18,079
Utility — 0.2%
NextEra Energy Partners, L.P.	45,000	$ 2,587,950
		$ 2,587,950
Total Common Stocks (identified cost $14,631,455)		$ 14,374,027

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,245	$ 3,345,604
		$ 3,345,604
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$ 2,453,486
		$ 2,453,486
Total Convertible Bonds (identified cost $6,395,479)		$ 5,799,090

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Technology — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(7)	22,350	$ 5,699
Total Convertible Preferred Stocks (identified cost $670,487)		$ 5,699

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 86.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.4%
Bombardier, Inc.:
7.125%, 6/15/26(1)	2,033	$ 2,028,745
7.875%, 4/15/27(1)	1,357	1,354,572
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,381,133
4.125%, 4/15/29(1)	1,016	920,608
Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,632,993
Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	4,986,206
Science Applications International Corp., 4.875%, 4/1/28(1)	3,792	3,582,833
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	1,081	918,266
9.375%, 11/30/29(1)	1,902	2,046,860
TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	1,596,989
TransDigm, Inc.:
4.625%, 1/15/29	1,677	1,519,781
5.50%, 11/15/27	3,914	3,762,375
6.25%, 3/15/26(1)	4,436	4,463,912
6.75%, 8/15/28(1)	3,504	3,562,836
7.50%, 3/15/27	1,705	1,715,888
		$ 36,473,997
Air Transportation — 1.3%
American Airlines, Inc., 7.25%, 2/15/28(1)	908	$ 883,968
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,780	2,733,140
5.75%, 4/20/29(1)	3,580	3,406,639
United Airlines, Inc.:
4.375%, 4/15/26(1)	1,156	1,105,395
4.625%, 4/15/29(1)	1,799	1,630,032
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	5,300	4,591,045
		$ 14,350,219
Automotive & Auto Parts — 2.7%
Ford Motor Co.:
3.25%, 2/12/32	6,249	$ 4,851,828
4.75%, 1/15/43	2,651	1,994,954
7.45%, 7/16/31	794	836,569
9.625%, 4/22/30	350	407,449
Ford Motor Credit Co., LLC:
2.90%, 2/16/28	568	492,400
Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co., LLC: (continued)
3.37%, 11/17/23	881	$ 867,192
3.625%, 6/17/31	2,065	1,704,823
3.815%, 11/2/27	4,294	3,856,766
4.00%, 11/13/30	1,461	1,254,226
4.125%, 8/17/27	6,184	5,681,945
4.271%, 1/9/27	752	697,393
5.584%, 3/18/24	403	401,092
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29	1,995	1,765,819
5.25%, 7/15/31	735	634,599
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	2,587	1,949,304
Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	1,568,450
		$ 28,964,809
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(8)(9)	2,385	$ 2,218,050
		$ 2,218,050
Broadcasting — 1.8%
Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$ 175,785
Banijay Entertainment SASU, 5.375%, 3/1/25(1)	2,022	1,973,958
Netflix, Inc., 5.875%, 2/15/25	2,155	2,188,719
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,349	1,998,764
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)	1,394	1,249,066
3.875%, 9/1/31(1)	1,401	1,060,264
4.125%, 7/1/30(1)	3,608	2,897,973
5.00%, 8/1/27(1)	2,980	2,744,473
Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	1,902,290
Univision Communications, Inc.:
4.50%, 5/1/29(1)	1,183	1,020,649
7.375%, 6/30/30(1)	1,804	1,732,833
		$ 18,944,774
Building Materials — 2.0%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	3,014	$ 2,644,304
5.00%, 3/1/30(1)	2,685	2,511,540
Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,020,818
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	2,025	1,703,450
PGT Innovations, Inc., 4.375%, 10/1/29(1)	2,368	2,149,374
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	5,000	4,685,857

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Industries, Inc.:
2.25%, 11/21/26(10)	EUR	2,443	$ 2,370,487
3.375%, 1/15/31(1)		863	683,959
4.375%, 7/15/30(1)		2,932	2,534,373
5.00%, 2/15/27(1)		690	660,937
			$ 20,965,099
Cable & Satellite TV — 1.9%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,982	$ 5,029,663
4.50%, 5/1/32		2,500	2,004,536
4.75%, 3/1/30(1)		4,255	3,666,815
4.75%, 2/1/32(1)		1,825	1,512,179
5.00%, 2/1/28(1)		1,895	1,754,898
5.375%, 6/1/29(1)		868	797,056
6.375%, 9/1/29(1)		3,715	3,533,929
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,320,869
			$ 20,619,945
Capital Goods — 1.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,038	$ 4,279,957
Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,851	3,018,068
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		3,142	2,736,823
7.50%, 10/15/27(1)		415	408,377
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		3,847	3,494,293
			$ 13,937,518
Chemicals — 2.6%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		2,220	$ 1,831,500
Avient Corp., 7.125%, 8/1/30(1)		2,496	2,553,286
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,935	3,777,629
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,802,147
Herens Midco S.a.r.l., 5.25%, 5/15/29(10)	EUR	3,000	2,239,811
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	1,965,905
4.875%, 6/1/24(1)		1,632	1,608,422
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,494	3,108,884
SPCM S.A.:
2.625%, 2/1/29(10)	EUR	2,960	2,835,983
2.625%, 2/1/29(1)	EUR	250	239,526
Valvoline, Inc., 3.625%, 6/15/31(1)		2,654	2,209,190
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,829	$ 1,739,287
7.375%, 3/1/31(1)		2,211	2,218,194
			$ 28,129,764
Consumer Products — 1.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		790	$ 697,175
Central Garden & Pet Co.:
4.125%, 10/15/30		1,215	1,042,756
5.125%, 2/1/28		1,391	1,319,038
Diamond BC B.V., 4.625%, 10/1/29(1)		3,360	3,304,403
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,603,825
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(10)	EUR	2,600	2,275,139
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		3,954	3,283,651
			$ 14,525,987
Containers — 1.5%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(10)	EUR	1,150	$ 934,407
4.00%, 9/1/29(1)		1,068	871,130
Ball Corp., 3.125%, 9/15/31		3,800	3,168,262
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,072,845
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,315,478
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)		2,249	2,285,020
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(1)		2,613	2,539,192
8.50%, 8/15/27(1)		1,500	1,450,272
			$ 16,636,606
Diversified Financial Services — 3.0%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		3,011	$ 3,098,394
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		3,182	2,356,669
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,899,831
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		2,786	2,510,179
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,126	1,062,860
6.25%, 5/15/26		2,030	2,000,159
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,426	3,069,572
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		3,288	2,810,221

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
MSCI, Inc.:
3.625%, 9/1/30(1)	867	$ 749,205
3.875%, 2/15/31(1)	2,176	1,908,994
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,769	2,575,439
PRA Group, Inc., 7.375%, 9/1/25(1)	2,428	2,422,565
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,495,602
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,815,116
3.625%, 3/1/29(1)	3,127	2,647,037
4.00%, 10/15/33(1)	425	333,057
		$ 32,754,900
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,226	$ 1,056,487
6.125%, 12/1/28(1)	2,905	2,523,021
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,321,081
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	3,782	2,873,980
CMG Media Corp., 8.875%, 12/15/27(1)	4,934	3,831,399
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	4,396	3,596,236
National CineMedia, LLC:
5.75%, 8/15/26(11)	1,660	51,842
5.875%, 4/15/28(1)(11)	2,260	816,425
Urban One, Inc., 7.375%, 2/1/28(1)	2,139	1,944,843
		$ 20,015,314
Energy — 9.9%
Aethon III BR, LLC, 12.40%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)	3,437	$ 3,426,153
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	2,954,292
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,140,307
7.875%, 5/15/26(1)	1,283	1,318,638
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,222,634
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,157	1,100,233
8.00%, 8/1/28(1)	3,002	2,965,280
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,285,764
4.50%, 10/1/29	1,896	1,786,149
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	$ 2,396,700
Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,556,379
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,493,893
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,613,485
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,387,020
Energy Transfer, L.P., 5.00%, 5/15/50	2,087	1,774,103
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	2,111	1,796,749
4.75%, 1/15/31(1)	2,377	1,950,913
6.00%, 7/1/25(1)	410	403,330
6.50%, 7/1/27(1)	1,121	1,094,476
7.50%, 6/1/30(1)	1,881	1,827,779
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	3,659	3,509,127
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	1,018,785
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,000,497
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,895	3,591,620
Occidental Petroleum Corp.:
6.125%, 1/1/31	1,739	1,820,011
6.20%, 3/15/40	736	756,639
8.50%, 7/15/27	3,859	4,253,197
8.875%, 7/15/30	3,417	4,018,290
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,080,268
4.625%, 5/1/30(1)	2,389	2,081,497
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)	4,333	4,104,753
7.75%, 2/15/26(1)	1,675	1,695,661
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(2)(8)	2,885	2,567,650
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,200,447
7.125%, 1/15/26(1)	1,095	1,064,790
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	1,982,847
8.875%, 11/15/24(1)	630	630,630
Southwestern Energy Co.:
4.75%, 2/1/32	2,583	2,281,214
5.375%, 2/1/29(10)	2,500	1,870,130
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	1,297	1,169,971
4.50%, 4/30/30	2,000	1,787,278
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,590,255
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	4,270	4,106,907

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,259	$ 1,229,092
Transocean, Inc., 8.75%, 2/15/30(1)	1,342	1,355,420
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)	2,380	2,140,343
3.875%, 11/1/33(1)	1,117	943,070
4.125%, 8/15/31(1)	1,449	1,285,317
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,384,013
Western Midstream Operating, L.P.:
4.50%, 3/1/28	224	213,983
4.75%, 8/15/28	224	215,200
		$ 106,443,179
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	2,166	$ 1,933,528
5.875%, 3/15/26(1)	588	562,413
8.75%, 5/1/25(1)	247	252,272
		$ 2,748,213
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 997,549
5.125%, 7/15/29(1)	1,117	1,074,811
6.375%, 2/1/31(1)	585	597,501
Covanta Holding Corp.:
4.875%, 12/1/29(1)	4,689	4,177,430
5.00%, 9/1/30	804	712,806
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,617,650
3.75%, 8/1/25(1)	669	647,561
4.75%, 6/15/29(1)	7,293	6,794,814
		$ 19,620,122
Food & Drug Retail — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$ 2,327,142
5.875%, 2/15/28(1)	1,807	1,791,134
Arko Corp., 5.125%, 11/15/29(1)	4,194	3,402,173
Ingles Markets, Inc., 4.00%, 6/15/31(1)	3,410	2,948,831
Murphy Oil USA, Inc.:
4.75%, 9/15/29	210	195,063
5.625%, 5/1/27	1,190	1,174,209
		$ 11,838,552
Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco — 2.6%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,643,169
Chobani, LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,515,631
7.50%, 4/15/25(1)	3,194	3,135,294
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	2,700	2,673,512
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,064,609
Kraft Heinz Foods Co.:
4.375%, 6/1/46	525	459,901
4.625%, 10/1/39	1,361	1,255,209
5.50%, 6/1/50	369	372,937
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	4,485	4,086,973
5.50%, 10/15/27(1)	1,504	1,475,494
6.875%, 5/1/25(1)	890	898,426
Pilgrim's Pride Corp., 3.50%, 3/1/32	3,553	2,863,522
US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,269,066
		$ 27,713,743
Gaming — 3.1%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/29(1)	2,654	$ 2,687,440
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)	784	688,505
6.25%, 7/1/25(1)	4,206	4,214,919
7.00%, 2/15/30(1)	1,535	1,550,081
8.125%, 7/1/27(1)	2,617	2,672,538
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	3,352	3,235,103
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)	1,303	1,142,041
6.75%, 1/15/30(1)	1,101	892,901
International Game Technology PLC:
4.125%, 4/15/26(1)	1,237	1,188,701
6.25%, 1/15/27(1)	1,848	1,875,600
6.50%, 2/15/25(1)	1,009	1,022,702
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,759	3,273,713
MGM Resorts International:
4.75%, 10/15/28	2,206	2,064,997
5.50%, 4/15/27	779	763,086
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(1)	3,500	3,276,140
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,834	2,830,699
		$ 33,379,166

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare — 9.3%
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,988	$ 3,279,366
Avantor Funding, Inc., 3.875%, 7/15/28(10)	EUR	4,400	4,472,226
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		3,593	3,049,914
Centene Corp.:
2.50%, 3/1/31		3,104	2,532,238
3.00%, 10/15/30		3,896	3,324,320
3.375%, 2/15/30		3,616	3,196,038
4.25%, 12/15/27		1,716	1,641,388
4.625%, 12/15/29		3,802	3,586,807
Encompass Health Corp.:
4.625%, 4/1/31		2,043	1,833,832
4.75%, 2/1/30		1,044	964,032
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(11)		1,153	821,513
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(11)		2,774	1,946,240
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		4,906	3,938,872
HCA, Inc.:
5.875%, 2/15/26		2,349	2,386,429
5.875%, 2/1/29		2,038	2,101,896
HealthEquity, Inc., 4.50%, 10/1/29(1)		3,483	3,118,852
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		3,070	3,156,344
IQVIA, Inc.:
2.25%, 3/15/29(10)	EUR	1,816	1,672,156
5.00%, 5/15/27(1)		1,329	1,298,667
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,757,257
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	500,268
LifePoint Health, Inc., 5.375%, 1/15/29(1)		4,397	2,760,571
Medline Borrower, L.P., 5.25%, 10/1/29(1)		7,014	6,073,760
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		1,123	906,823
ModivCare, Inc., 5.875%, 11/15/25(1)		2,469	2,361,623
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		2,889	2,551,082
3.875%, 5/15/32(1)		2,207	1,893,590
Option Care Health, Inc., 4.375%, 10/31/29(1)		3,864	3,477,760
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,850	1,650,243
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		3,441	2,756,465
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30		4,350	3,932,911
4.90%, 12/15/44		685	498,659
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		866	791,427
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		1,328	1,106,157
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,682	1,386,398
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Tenet Healthcare Corp.:
4.375%, 1/15/30		272	$ 250,255
4.625%, 9/1/24		1,476	1,468,583
5.125%, 11/1/27		2,855	2,773,677
6.125%, 10/1/28		3,985	3,871,062
6.875%, 11/15/31		1,683	1,650,880
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		5,799	5,181,868
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,905	1,887,979
			$ 99,810,428
Homebuilders & Real Estate — 3.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		2,058	$ 1,704,477
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,227	1,154,650
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		3,770	3,296,846
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,923	1,757,420
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		2,000	1,958,400
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		1,155	1,026,457
3.75%, 9/15/30(1)		3,492	2,747,888
6.00%, 4/15/25(1)		1,287	1,252,542
KB Home:
4.00%, 6/15/31		162	140,350
4.80%, 11/15/29		1,044	975,227
M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,441,791
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		585	576,357
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		929	785,163
6.25%, 6/15/25(1)		2,319	2,323,911
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,071	1,062,764
5.875%, 6/15/27(1)		1,493	1,490,872
TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,369,701
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		543	508,164
4.125%, 8/15/30(1)		1,859	1,659,891
4.625%, 12/1/29(1)		4,004	3,723,598
5.625%, 5/1/24(1)		2,505	2,495,133
Vivion Investments S.a.r.l., 3.00%, 8/8/24(10)	EUR	800	645,833
			$ 35,097,435

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,488	$ 2,325,803
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,466	2,239,933
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	3,811	3,309,576
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	3,051	3,103,859
		$ 10,979,171
Leisure — 3.2%
Boyne USA, Inc., 4.75%, 5/15/29(1)	2,268	$ 2,056,404
Carnival Corp., 5.75%, 3/1/27(1)	1,786	1,471,842
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,419,298
8.00%, 4/15/26(1)	2,979	2,965,149
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)(12)	1,830	1,837,278
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	2,637	2,481,198
NCL Corp., Ltd.:
3.625%, 12/15/24(1)	842	790,353
5.875%, 3/15/26(1)	792	683,058
5.875%, 2/15/27(1)	946	893,248
7.75%, 2/15/29(1)	792	671,331
NCL Finance, Ltd., 6.125%, 3/15/28(1)	1,732	1,400,218
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)	2,973	3,165,591
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)	1,100	1,015,845
11.25%, 12/15/27(1)	1,880	1,653,225
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,227	2,907,301
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,485,309
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)	4,354	3,740,456
6.25%, 5/15/25(1)	1,820	1,730,013
7.00%, 2/15/29(1)	753	636,993
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	440,807
		$ 34,444,917
Metals & Mining — 1.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	$ 2,762,956
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	448	440,288
7.50%, 4/1/25(1)	2,180	2,176,948
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,256,524
Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	2,459	$ 2,292,201
6.125%, 4/1/29(1)	1,069	1,000,825
New Gold, Inc., 7.50%, 7/15/27(1)	1,761	1,699,171
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,608,561
4.75%, 1/30/30(1)	1,281	1,161,084
		$ 15,398,558
Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$ 3,913,780
		$ 3,913,780
Publishing & Printing — 0.8%
LABL, Inc.:
5.875%, 11/1/28(1)	767	$ 708,995
8.25%, 11/1/29(1)	2,037	1,772,190
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	2,092	1,860,034
8.00%, 8/1/29(1)	4,629	3,985,106
		$ 8,326,325
Railroad — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	376	$ 365,019
		$ 365,019
Restaurant — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,654,156
4.00%, 10/15/30(1)	4,616	4,033,837
5.75%, 4/15/25(1)	581	582,907
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,883	4,969,527
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	3,017,443
Yum! Brands, Inc., 3.625%, 3/15/31	2,452	2,169,057
		$ 16,426,927
Services — 5.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,473,180
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	2,712	2,617,884
9.75%, 7/15/27(1)	2,000	1,863,076

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,076	$ 937,750
4.625%, 6/1/28(1)	1,231	1,070,675
APi Group DE, Inc., 4.75%, 10/15/29(1)	3,657	3,316,570
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,653	5,192,422
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	2,780	2,506,939
Gartner, Inc.:
3.625%, 6/15/29(1)	605	536,328
3.75%, 10/1/30(1)	2,100	1,836,165
4.50%, 7/1/28(1)	1,449	1,364,210
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	5,546	5,412,078
Hertz Corp. (The):
4.625%, 12/1/26(1)	372	335,425
5.00%, 12/1/29(1)	2,980	2,440,679
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,898,661
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,606,374
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	1,082	1,121,223
7.75%, 3/15/31(1)	1,945	2,068,994
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,481	1,208,229
6.125%, 7/1/29(1)	2,668	2,203,875
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,397,740
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	4,401	4,130,523
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,791,506
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	655,481
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(13)	1,481	1,359,538
		$ 55,345,525
Steel — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$ 2,181,140
ATI, Inc., 5.875%, 12/1/27	86	84,082
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,282,652
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,861,444
TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,710,862
		$ 9,120,180
Super Retail — 3.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 747,718
4.75%, 3/1/30	743	660,258
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Asbury Automotive Group, Inc.: (continued)
5.00%, 2/15/32(1)		2,334	$ 2,013,330
Bath & Body Works, Inc.:
6.75%, 7/1/36		694	618,631
6.875%, 11/1/35		2,146	1,945,243
6.95%, 3/1/33		1,621	1,431,860
7.60%, 7/15/37		855	760,456
9.375%, 7/1/25(1)		289	309,615
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		3,149	3,156,211
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,497	1,329,847
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		2,048	1,790,689
Kohl's Corp., 3.625%, 5/1/31		2,208	1,508,248
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		2,840	2,423,978
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		905	784,667
4.375%, 1/15/31(1)		3,144	2,702,955
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)		1,169	1,071,891
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		5,141	4,362,440
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,225	2,105,537
7.75%, 2/15/29(1)		3,088	3,047,966
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,647,318
4.875%, 11/15/31(1)		1,634	1,321,040
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,811	1,466,530
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,493,126
			$ 38,699,554
Technology — 4.7%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		2,048	$ 1,853,440
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		2,659	2,439,152
4.00%, 7/1/29(1)		1,006	914,713
Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,357,265
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	654,837
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(10)	EUR	2,958	3,126,509
8.50%, 5/15/27(1)		3,369	3,395,014
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,284	1,964,731
Coherent Corp., 5.00%, 12/15/29(1)		2,538	2,287,537
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,077,852
Imola Merger Corp., 4.75%, 5/15/29(1)		4,502	3,903,489
McAfee Corp., 7.375%, 2/15/30(1)		2,042	1,697,033
NCR Corp.:
5.125%, 4/15/29(1)		1,021	884,287

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology (continued)
NCR Corp.: (continued)
5.25%, 10/1/30(1)	1,566	$ 1,318,198
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,132	2,822,710
Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,417,017
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,266,895
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)	412	390,718
8.25%, 2/1/28(1)	4,481	4,224,033
Seagate HDD Cayman:
4.091%, 6/1/29	803	697,422
9.625%, 12/1/32(1)	2,132	2,340,293
Sensata Technologies B.V., 5.00%, 10/1/25(1)	842	830,245
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	3,219	2,800,007
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	931,465
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	2,295	1,919,125
VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,657	3,423,135
		$ 50,937,122
Telecommunications — 4.1%
Altice France Holding S.A., 10.50%, 5/15/27(1)	1,614	$ 1,193,495
Altice France S.A.:
5.125%, 7/15/29(1)	1,060	784,666
5.50%, 1/15/28(1)	1,052	829,238
8.125%, 2/1/27(1)	4,715	4,214,401
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	5,056	4,825,310
Iliad Holding SASU:
6.50%, 10/15/26(1)	2,687	2,587,877
7.00%, 10/15/28(1)	1,592	1,507,841
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)	2,163	1,855,054
6.75%, 10/15/27(1)	425	404,282
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	2,084	1,217,256
Sprint Capital Corp., 6.875%, 11/15/28	3,985	4,299,743
Sprint, LLC:
7.125%, 6/15/24	1,813	1,844,312
7.625%, 2/15/25	3,285	3,388,109
7.625%, 3/1/26	1,199	1,270,716
7.875%, 9/15/23	2,800	2,825,186
T-Mobile USA, Inc.:
2.25%, 2/15/26	844	786,211
2.625%, 2/15/29	1,121	991,666
2.875%, 2/15/31	903	783,366
4.75%, 2/1/28	1,095	1,090,570
Viasat, Inc., 5.625%, 4/15/27(1)	888	824,521
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	$ 868,068
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(10)	GBP	1,106	1,146,330
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,172,151
Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,376,377
			$ 44,086,746
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		3,386	$ 2,712,999
			$ 2,712,999
Utility — 3.4%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$ 1,688,554
4.625%, 2/1/29(1)		1,060	922,292
5.00%, 2/1/31(1)		420	354,309
5.125%, 3/15/28(1)		3,554	3,287,500
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		2,398	2,028,543
FirstEnergy Corp.:
2.65%, 3/1/30		750	648,570
Series B, 4.15%, 7/15/27		2,275	2,215,702
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		2,400	2,162,396
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,628	1,532,982
NRG Energy, Inc.:
3.375%, 2/15/29(1)		970	822,263
3.625%, 2/15/31(1)		1,617	1,311,289
3.875%, 2/15/32(1)		3,164	2,558,837
5.25%, 6/15/29(1)		1,247	1,151,684
10.25% to 3/15/28(1)(8)(9)		2,762	2,712,855
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,596	1,486,237
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		2,345	2,055,920
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	2,857,587
TransAlta Corp., 7.75%, 11/15/29		2,044	2,148,837
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		2,094	1,874,042
5.00%, 7/31/27(1)		2,344	2,231,315
			$ 36,051,714
Total Corporate Bonds (identified cost $1,007,068,485)			$ 931,996,357

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	147,488	$ 4,011,674
Total Preferred Stocks (identified cost $4,129,729)		$ 4,011,674

Senior Floating-Rate Loans — 3.8%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.4%
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$3,692	$ 3,847,961
		$ 3,847,961
Gaming — 0.6%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(15)	$2,225	$ 2,225,044
Spectacle Gary Holdings, LLC, Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 12/10/28	4,513	4,383,252
		$ 6,608,296
Healthcare — 0.7%
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$2,614	$ 2,613,613
Pluto Acquisition I, Inc., Term Loan, 6/22/26(16)	2,827	2,059,997
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,408	2,408,371
		$ 7,081,981
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$2,071	$ 2,072,383
		$ 2,072,383
Restaurant — 0.3%
IRB Holding Corp., Term Loan, 8.082%, (SOFR + 3.00%), 12/15/27	$3,835	$ 3,781,886
		$ 3,781,886
Services — 0.8%
AlixPartners, LLP, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$2,874	$ 2,871,160
Borrower/Description	Principal Amount (000's omitted)	Value
Services (continued)
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$3,471	$ 2,897,178
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.775%, (1 mo. USD LIBOR + 8.75%), 6.525% cash, 7.25% PIK, 2/28/25	2,695	2,732,556
		$ 8,500,894
Super Retail — 0.6%
Hanesbrands, Inc., Term Loan, 3/8/30(16)	$2,258	$ 2,249,533
Michaels Companies, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 4/15/28	2,330	2,142,456
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	2,334	2,322,588
		$ 6,714,577
Technology — 0.2%
Ciena Corporation, Term Loan, 7.444%, (SOFR + 2.50%), 1/18/30	$670	$ 671,047
Clarios Global, L.P., Term Loan, 4/26/30(16)	934	932,832
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	1,229	392,512
		$ 1,996,391
Total Senior Floating-Rate Loans (identified cost $42,409,821)		$ 40,604,369

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(3)(4)	8,415,190	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,343,090
		$ 4,343,090

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
Services — 0.0%(6)
Hertz Corp., Escrow Certificates(4)	$502,000	$ 40,160
		$ 40,160
Total Miscellaneous (identified cost $0)		$ 4,383,250

Short-Term Investments — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(17)	44,545,419	$ 44,545,419
Total Short-Term Investments (identified cost $44,545,419)		$ 44,545,419
Total Investments — 99.0% (identified cost $1,140,262,097)		$1,064,298,434
Other Assets, Less Liabilities — 1.0%		$ 10,922,785
Net Assets — 100.0%		$1,075,221,219
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $759,276,103 or 70.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Non-income producing security.
(5)	Restricted security (see Note 5).
(6)	Amount is less than 0.05%.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $23,589,011 or 2.2% of the Portfolio's net assets.
(11)	Issuer is in default with respect to interest and/or principal payments.
(12)	When-issued security.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Fixed-rate loan.
(16)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,222,150	EUR	10,106,862	HSBC Bank USA, N.A.	7/31/23	$ 30,358	$ —
USD	10,105,325	EUR	9,098,889	HSBC Bank USA, N.A.	7/31/23	29,708	—
USD	1,163,293	GBP	931,371	Citibank, N.A.	7/31/23	—	(9,177)
						$60,066	$(9,177)

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

High Income Opportunities Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,095,716,678)	$ 1,019,753,015
Affiliated investment, at value (identified cost $44,545,419)	44,545,419
Cash	177,808
Foreign currency, at value (identified cost $2,285)	2,283
Interest receivable	15,502,485
Dividends receivable from affiliated investment	200,820
Receivable for investments sold	3,441,805
Receivable for open forward foreign currency exchange contracts	60,066
Total assets	$1,083,683,701
Liabilities
Payable for investments purchased	$ 5,907,794
Payable for when-issued securities	1,830,000
Payable for open forward foreign currency exchange contracts	9,177
Payable to affiliates:
Investment adviser fee	407,811
Trustees' fees	5,824
Accrued expenses	301,876
Total liabilities	$ 8,462,482
Net Assets applicable to investors' interest in Portfolio	$1,075,221,219

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $659)	$ 501,397
Dividend income from affiliated investment	898,011
Interest and other income	32,206,159
Total investment income	$33,605,567
Expenses
Investment adviser fee	$ 2,491,767
Trustees’ fees and expenses	33,856
Custodian fee	158,013
Legal and accounting services	62,071
Interest expense on securities sold short	43,196
Miscellaneous	18,082
Total expenses	$ 2,806,985
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 34,639
Total expense reductions	$ 34,639
Net expenses	$ 2,772,346
Net investment income	$30,833,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 25,982,505
Securities sold short	(232,492)
Foreign currency transactions	4,579
Forward foreign currency exchange contracts	(1,607,982)
Net realized gain	$24,146,610
Change in unrealized appreciation (depreciation):
Investments	$ 15,350,840
Foreign currency	18,368
Forward foreign currency exchange contracts	(149,040)
Net change in unrealized appreciation (depreciation)	$15,220,168
Net realized and unrealized gain	$39,366,778
Net increase in net assets from operations	$70,199,999

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 30,833,221	$ 51,594,657
Net realized gain (loss)	24,146,610	(5,282,108)
Net change in unrealized appreciation (depreciation)	15,220,168	(141,360,652)
Net increase (decrease) in net assets from operations	$ 70,199,999	$ (95,048,103)
Capital transactions:
Contributions	$ 128,840,598	$ 343,450,718
Withdrawals	(144,092,748)	(228,224,245)
Net increase (decrease) in net assets from capital transactions	$ (15,252,150)	$ 115,226,473
Net increase in net assets	$ 54,947,849	$ 20,178,370
Net Assets
At beginning of period	$ 1,020,273,370	$ 1,000,095,000
At end of period	$1,075,221,219	$1,020,273,370

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.53% (1)(2)	0.49%	0.49%	0.51%	0.50%	0.48%
Net investment income	5.89% (1)	4.82%	4.78%	5.26%	5.61%	5.61%
Portfolio Turnover	16% (3)	19%	64%	67%	32%	39%
Total Return	6.91% (3)	(8.20)%	13.11%	1.69%	7.74%	0.59%
Net assets, end of period (000’s omitted)	$1,075,221	$1,020,273	$1,000,095	$949,751	$1,088,999	$1,373,102
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022, respectively).
(3)	Not annualized.

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 74.4% and 16.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
K  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
L  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $2,491,767 or 0.48% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $34,639 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $205,351,302 and $156,859,813, respectively, for the six months ended April 30, 2023.

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,146,009,462
Gross unrealized appreciation	$ 14,161,985
Gross unrealized depreciation	(95,822,124)
Net unrealized depreciation	$ (81,660,139)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,254,692
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	359,856
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,015,405	$1,614,548
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$ 4,343,090
Total Miscellaneous			$ 0	$4,343,090
Total Restricted Securities			$2,015,405	$5,957,638
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $9,177. At April 30, 2023, there were no assets pledged by the Portfolio for such liability.

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$60,066 (1)	$(9,177) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
HSBC Bank USA, N.A.	$60,066	$ —	$ —	$ —	$60,066

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(9,177)	$ —	$ —	$ —	$(9,177)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,607,982)	$(149,040)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $19,831,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $44,545,419, which represents 4.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,909,716	$232,171,385	$(225,535,682)	$ —	$ —	$44,545,419	$898,011	44,545,419
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 18,578,549	$ —	$ 18,578,549
Common Stocks	12,741,400	18,079	1,614,548	14,374,027
Convertible Bonds	—	5,799,090	—	5,799,090
Convertible Preferred Stocks	—	5,699	0	5,699
Corporate Bonds	—	931,996,357	—	931,996,357
Preferred Stocks	4,011,674	—	—	4,011,674
Senior Floating-Rate Loans	—	40,604,369	—	40,604,369
Miscellaneous	—	40,160	4,343,090	4,383,250
Short-Term Investments	44,545,419	—	—	44,545,419
Total Investments	$ 61,298,493	$ 997,042,303	$ 5,957,638	$ 1,064,298,434
Forward Foreign Currency Exchange Contracts	$ —	$ 60,066	$ —	$ 60,066
Total	$ 61,298,493	$ 997,102,369	$ 5,957,638	$ 1,064,358,500
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (9,177)	$ —	$ (9,177)
Total	$ —	$ (9,177)	$ —	$ (9,177)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$ 1,990,956	$ —	$ 34,364,043	$ 36,354,999
Realized gains (losses)	(1,460,742)	(591,000)	37,689,526	35,637,784
Change in net unrealized appreciation (depreciation)	1,084,334	591,000	(29,725,581)	(28,050,247)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	0	0	(37,984,898)	(37,984,898)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2023	$ 1,614,548	$ —	$ 4,343,090	$ 5,957,638
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ (376,408)	$ —	$ (3,756,859)	$ (4,133,267)

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$1,254,692	Market approach	EBITDA multiple discount rate	15%	Decrease
Common Stocks	359,856	Discounted cash flow blended terminal value	Discount rate	25%	Increase
Miscellaneous	4,343,090	Market approach	Liquidity discount	15%	Decrease
Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of High Income Opportunities Portfolio
and Eaton Vance High Income Opportunities Fund
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Investment Adviser and Administrator of Eaton Vance High
Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023